STOCK-BASED COMPENSATION PLANS (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2008 Old GGP Senior executives executive	Dec. 31, 2011 Stock options Maximum	Nov. 30, 2010 Stock options Old GGP D	Nov. 30, 2010 Restricted Stock Old GGP
STOCK-BASED COMPENSATION PLANS
Shares of common stock reserved for issuance as a percentage of outstanding shares on a fully diluted basis	4.00%
Maximum number of shares that can be granted to participant	4,000,000
Term of awards (in years)			P10Y
Number of executives to whom awards are granted		2
Number of options granted to replace each option to acquire a share of Old GGP common stock				2
Number of shares of New GGP common stock acquired				1	1
Number of shares of HHC common stock acquired				0.098344	0.098344
Number of underlying shares whose relative market value is used for allocation of exercise price of Old GGP				2
Number of trading days used for allocation of exercise price of Old GGP				10
Volume-weighted price of one New GGP, Inc common share (in dollars per share)				$ 15.29
Volume-weighted price of one HHC common share (in dollars per share)				$ 54.13
Ratio of allocation of exercise price to HHC (as a percent)				74.15%
Ratio of allocation of exercise price to GGP (as a percent)				25.85%